INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of major components of income tax expense
The major components of income tax expense include the following for the years ended December 31:

(US$ MILLIONS)	2017	2016	2015
Current income taxes expense/(recovery)	$30	$25	$49
Deferred income tax expense/(recovery):
Origination and reversal of temporary differences	(14)	(32)	15
Recovery arising from previously unrecognized tax assets	(10)	(8)	(13)
Change of tax rates and imposition of new legislations	2	(1)	3
Total deferred income taxes	(22)	(41)	5
Income taxes	$8	$(16)	$54

Disclosure of effective tax rate differences
The partnership's effective tax rate is different from our partnership's composite income tax rate due to the following differences set out below:

	2017	2016	2015
Statutory income tax rate	27%	27%	27%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(6)	(1)	(14)
International operations subject to different tax rates	5	3	(4)
Taxable income attribute to non-controlling interest	(18)	6	(4)
Recognition of deferred tax assets	(5)	2	1
Non-recognition of the benefit of current year's tax losses	(1)	(29)	11
Other	1	(1)	—
Effective income tax rate	3%	7%	17%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Deferred income tax assets and liabilities as at December 31, 2017 and 2016 relate to the following:

(US$ MILLIONS)	December 31, 2017	December 31, 2016
Non-capital losses (Canada)	$83	$76
Capital losses (Canada)	—	—
Losses (U.S.)	7	5
Losses (International)	122	—
Difference in basis	(875)	(51)
Total net deferred tax (liability)/asset	$(663)	$30
Reflected in the statement of financial position as follows:
Deferred income tax assets	174	111
Deferred income tax liabilities	(837)	(81)
Total net deferred tax (liability)/asset	$(663)	$30
The deferred income tax movements are as follows:

(US$ MILLIONS)	December 31, 2017	December 31, 2016
Opening net deferred tax assets	$30	$(38)
Recognized in income	22	41
Recognized in other comprehensive income	—	6
Recognized in other (1)	(715)	21
Net deferred tax (liability)/assets	$(663)	$30
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(1)
The Other category primarily relates to adjustments made to our partnership's equity related to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.

Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

(US$ MILLIONS)	December 31, 2017	December 31, 2016
2018	$1	$—
2019	—	1
2020 and after	272	264
Do not expire	47	37
Total	$320	$302

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2017, 2016, and 2015 are set out below:

(US$ MILLIONS)	2017	2016	2015
Available-for-sale securities	$(1)	$1	$(2)
Net investment hedges	(8)	3	3
Cash flow hedges	10	(3)	8
Equity accounted investments	(1)	(7)	—
Total deferred tax (expense) recovery in other comprehensive income	$—	$(6)	$9